Total operating costs - Average Number of Employees (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Average number of employees	40,100	41,300	32,800
Commercial
Disclosure of products and services [line items]
Average number of employees	11,900	13,000.0	11,600
Supply chain
Disclosure of products and services [line items]
Average number of employees	23,900	23,900	17,100
Support functions
Disclosure of products and services [line items]
Average number of employees	4,300	4,400	4,100